Tax situation - Effective income tax (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Tax Explanatory
Profit before income tax		$ 573,449	$ 82,524	$ 124,429
Income tax rate	29.50%	32.00%	32.00%	32.00%
Expected income tax expense		$ (138,347)	$ 8,282	$ (82,803)
Non - deductible expenses		58	10,928	(13,144)
Others		(430)	0	0
Aggregate current and deferred tax relating to items credited (charged) directly to equity			(1,220)
Tax expense (income), continuing operations		156,164	42,994	41
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Income Tax Explanatory
Profit before income tax		$ 1,517,731	$ 1,323,295	$ 1,427,529
Income tax rate		32.00%	32.00%	32.00%
Expected income tax expense		$ 485,674	$ 423,454	$ 456,809
Special mining tax and mining royalties		(32,432)	(32,182)	(31,188)
Provision (gain) for uncertainty about treatments of income taxes		(3,616)	(1,617)	(19,667)
Non - deductible expenses		12,335	12,744	13,608
Income tax true - ups		692	1,267	(11,831)
Moratorium interest		1,633	40,769	(741)
Income tax rate change effect on deferred taxes for change in Peruvian tax law once the current Stability Contract expires (from 32% to 30.85%)		325	208	1,117
Others		(636)	3,908	5,094
Aggregate current and deferred tax relating to items credited (charged) directly to equity		463,975	448,551	413,201
Mining taxes charged to results		100,579	96,082	88,224
Supplementary retirement fund charged to results		0	(302)	751
Tax expense (income), continuing operations		$ 564,554	$ 544,331	$ 502,176	$ 502,176
Effective income tax		37.20%	41.13%	35.18%